Share capital, additional paid-in capital, share premium and other reserves	12 Months Ended
Dec. 31, 2022
Share capital, additional paid-in capital, share premium and other reserves
Share capital, additional paid-in capital, share premium and other reserves
18.	Share capital, additional paid-in capital, share premium and other reserves

The Capital of the Company is divided into two classes. Each class A share has the right to ten votes at a meeting of shareholders and each class B share has the right to one vote at a meeting of shareholders. The class A shares and the class B shares have the right to an equal share in any dividend or other distribution the Company pays and have a nominal value of EUR 0.0005 each.

	As of	As of	As of
	December 31,	December 31,	December 31,
Authorised shares	2020	2021	2022
	Thousands	Thousands	Thousands
Ordinary Class A shares	127,914	127,914	127,914
Ordinary Class B shares	102,936	102,936	102,936
Total authorised shares	230,850	230,850	230,850

	As of	As of	As of
	December 31,	December 31,	December 31,
Issued and fully paid shares	2020	2021	2022
	Thousands	Thousands	Thousands
Ordinary Class A shares	10,414	10,414	10,414
Ordinary Class B shares	52,299	52,299	52,299
Total issued and fully paid shares	62,713	62,713	62,713

18.	Share capital, additional paid-in capital, share premium and other reserves (continued)

For the years ended December 31, 2022 and 2021 the movement of outstanding shares’ number was the following:

			Number
	Ordinary	Ordinary	of outstanding
	Class A shares	Class B shares	shares
	Thousands	Thousands	Thousands
As of December 31, 2020	10,414	51,965	62,379
Increase of share capital due to exercise of options by employees during the year	—	59	59
As of December 31, 2021	10,414	52,024	62,438
Increase of share capital due to exercise of options by employees during the year	—	11	11
Share-based payments	—	264	264
As of December 31, 2022	10,414	52,299	62,713

In case of liquidation, the Company’s assets remaining after settlement with creditors, payment of dividends and redemption of the par value of shares is distributed among the ordinary shareholders proportionately to the number of shares owned.

The other reserves of the Group’s equity represent the financial effects from changes in equity settled share-based payments to employees, acquisitions and disposals, as well as other operations with non-controlling interests in the subsidiaries without loss of control.